Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred Shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred Shares,shares authorized	500,000,000	500,000,000
Preferred Shares, shares issued	0	0
Preferred Shares, shares outstanding	0	0
Common Stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common Stock, shares authorized	50,000,000,000	50,000,000,000
Common Stock,shares issued	22,130,000	1,030,000
Common Stock, shares outstanding	22,130,000	1,030,000
Preferred Class A [Member]
Preferred Shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred Shares,shares authorized	7,000	7,000
Preferred Shares, shares issued	2,827	0
Preferred Shares, shares outstanding	2,827	0
Preferred Shares, face value per share (in Dollars per share)	$ 10,000	$ 10,000
Preferred Class B [Member]
Preferred Shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred Shares,shares authorized	100,000	100,000
Preferred Shares, shares issued	35,317	0
Preferred Shares, shares outstanding	35,317	0
Preferred Shares, face value per share (in Dollars per share)	$ 1,000	$ 1,000